Note 27 - Share-Based Payment and Equity Settled Share Option Schemes (Details Textual)	12 Months Ended
	Mar. 31, 2018 GBP (£)	Mar. 31, 2017 USD ($)	Mar. 31, 2017 GBP (£)	Mar. 31, 2016
Statement Line Items [Line Items]
Vesting period	3 years
Weighted average share price for share options in share-based payment arrangement exercised during period at date of exercise	£ 2.66		£ 0.70
Weighted average exercise price of share options outstanding in share-based payment arrangement at end of period	£ 3.68		£ 3.70
Option life, share options granted	7	8	8
Weighted average exercise price of share options granted in share-based payment arrangement	£ 3.63	$ 2.40
Number of share options exercised in share-based payment arrangement	0	0	0
Number of share options granted in share-based payment arrangement	0	0	0
Restricted stock units [member]
Statement Line Items [Line Items]
Number of other equity instruments granted in share-based payment arrangement	2,760,500	5,000	5,000
Weighted average exercise price of other equity instruments exercised or vested in share-based payment arrangement	£ 2.36		£ 3.20